Prospectus Supplement dated May 12, 2005 to:                       225321  5/05
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PUTNAM VARIABLE TRUST                         Prospectuses dated April 30, 2005

In the section entitled "Who manages the funds?" the table entries with respect to Putnam VT International Equity Fund and Putnam VT
International Growth and Income Fund (to the extent that this prospectus otherwise offers these funds) in the table showing the investment management team members who coordinate the management of each fund's portfolio are replaced with the following:



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PUTNAM VT INTERNATIONAL EQUITY FUND
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International Core Team
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Portfolio Leaders         Joined   Employer                    Positions Over Past Five Years
                          Fund
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
Joshua L. Byrne           2000     Putnam Management           Co-Chief Investment Officer,
                                   1992 - Present              International Core Team
                                                               Previously, Senior Portfolio
                                                               Manager; Portfolio Manager
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Simon Davis               2000     Putnam Management           Co-Chief Investment Officer,
                                   2000 - Present              International Core Team
                                                               Previously, Director,
                                                               International Equity Team;
                                                               Senior Portfolio Manager;
                                                               Portfolio Manager

                                   Deutsche Asset Management   Portfolio Manager
                                   Prior to Sept. 2000
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Portfolio Member          Joined   Employer                    Positions Over Past Five Years
                          Fund
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Mark D. Pollard           2004     Putnam Investments Limited  Chief Investment Officer,
                                   2004 - Present              European Equities

                                   Jura Capital LLP            Managing Partner
                                   Prior to Aug. 2004

                                   Lazard Asset Management     Head of European Equities
                                   Prior to Feb. 2002

                                   Putnam Management           Head of European Equities
                                   Prior to June 2000
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PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
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International Value Team
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Portfolio Leader          Joined   Employer                    Positions Over Past Five Years
                          Fund
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Pamela R. Holding         2001     Putnam                      Senior Portfolio Manager
                                   Management                  Previously, Associate Director
                                   1995 - Present              of Research; Portfolio Manager;
                                                               Director of European Research
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Portfolio Member          Joined   Employer                    Positions Over Past Five Years
                          Fund
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J. Frederick Copper       2005     Putnam                      Portfolio Manager
                                   Management                  Previously, Quantitative
                                   2001 - Present              Analyst

                                   Wellington                  Quantitative Analyst
                                   Management
                                   Prior to Feb. 2001
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                                                                                    HV-5069


PUTNAM INVESTMENTS

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